Share-Based Compensation (Recognized Share-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated share-based compensation expense	$ 301	$ 278	$ 251
Stock Options [Member]
Allocated share-based compensation expense	131	116	103
Restricted Share Units [Member]
Allocated share-based compensation expense	154	149	136
Employee Stock Purchase Plan [Member]
Allocated share-based compensation expense	$ 16	$ 13	$ 12